Short-term loans (Details) ¥ in Thousands, $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Short term loans
Total short term loans	¥ 2,687,438			¥ 1,975,184			$ 389,642
Debt Instrument, Unused Borrowing Capacity, Amount	3,542,900			1,476,400
Long-term Debt, Gross	3,907,100			3,451,600
Revolving Credit Facility [Member]
Short term loans
Maximum credit facility				2,730,000
Drawn down from debt	816,700			1,680,900
Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Drawn down from debt	2,323,200
RMB denominated
Short term loans
Total short term loans	2,681,189			0
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Maximum credit facility	7,600,000
Drawn down from debt	¥ 6,200
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Bank Of China [Member]
Short term loans
Maximum credit facility				200,000
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Maximum
Short term loans
Debt Instrument Interest Rate	1.80%						1.80%
RMB denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Minimum
Short term loans
Debt Instrument Interest Rate	1.50%						1.50%
U.S. dollar denominated
Short term loans
Total short term loans	¥ 0			1,935,024
U.S. dollar denominated | non-revolving credit facility
Short term loans
Maximum credit facility				1,434,500				$ 225,000
Drawn down from debt	0			790,600	$ 124,000
Debt Instrument, Increase (Decrease), Net				¥ 862,200	125,000
U.S. dollar denominated | non-revolving credit facility | Maximum
Short term loans
Debt Instrument Interest Rate				1.02%				1.02%
U.S. dollar denominated | non-revolving credit facility | Minimum
Short term loans
Debt Instrument Interest Rate				0.99%				0.99%
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Drawn down from debt	¥ 358,000	$ 51,900		¥ 1,144,400	$ 179,500
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Maximum
Short term loans
Debt Instrument Interest Rate	2.75%			0.936%			2.75%	0.936%
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Minimum
Short term loans
Debt Instrument Interest Rate	2.55%			0.94%			2.55%	0.94%
U.S. dollar denominated | Revolving Credit Facility Agreement With Multiple Banks [Member] | Revolving Credit Facility [Member]
Short term loans
Maximum credit facility	¥ 1,345,000			¥ 1,817,100			$ 195,000	$ 285,000
Euro Member Countries, Euro
Short term loans
Total short term loans	¥ 6,249			¥ 40,160
Euro Member Countries, Euro | Revolving Credit Facility Agreement With Multiple Banks [Member]
Short term loans
Floating Interest Rate Description	3-month Europe Interbank Offered Rate plus 2.2%	3-month Europe Interbank Offered Rate plus 2.2%	3-month Europe Interbank Offered Rate plus 2.2%	3-month Europe Interbank Offered Rate plus 2.1%.	3-month Europe Interbank Offered Rate plus 2.1%.	3-month Europe Interbank Offered Rate plus 2.1%.
Drawn down from debt | €			€ 0.8
Debt Instrument Interest Rate	2.20%			2.10%			2.20%	2.10%
Euro Member Countries, Euro | Revolving Credit Facility Agreement With Multiple Banks [Member] | Bank Of China [Member]
Short term loans
Drawn down from debt				¥ 40,200		€ 5.6